Trade Accounts Payable, Other Current Liabilities and Non-Current Liabilities - Summary of Other Non-current Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Asset retirement obligations	[1]	$ 654	$ 563
Environmental liabilities		210	203
Accruals for legal assessments and other responsibilities		113	95
Non-current liabilities for valuation of derivative instruments		44	100
Other non-current liabilities and provisions	[2]	425	420
Other non-current liabilities		$ 1,446	$ 1,381

[1]	Provisions for asset retirement obligations include future estimated costs for demolition, cleaning and reforestation of production sites at the end of their operation, which are initially recognized against the related assets and are depreciated over their estimated useful life.
[2]	As of December 31, 2024 and 2023, the balance includes deferred revenues of $17 and $22, respectively, that are amortized to the statement of income as deliverables are fulfilled over the maturity of long-term clinker supply agreements.